CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,809	$ 2,192
Marketable securities	1,241	1,194
Receivables, prepayments and other assets	1,578	1,406
Inventories	1,577	1,624
Total current assets	6,205	6,416
Non-current assets:
Property, plant and equipment, net	7,223	7,762
Right-of-use assets	569	498
Goodwill and intangible assets, net	1,368	660
Marketable securities	939	839
Deferred tax assets	231	188
Receivables, prepayments and other assets	498	351
Other non-current financial assets	108	85
Total non-current assets	10,936	10,383
Total assets	17,141	16,799
Current liabilities:
Trade payables and other current liabilities	2,154	2,109
Current portion of long-term debt	86	753
Current portion of lease obligations	69	90
Current portion of deferred income from government grants	59	92
Total current liabilities	2,368	3,044
Non-current liabilities:
Non-current portion of long-term debt	1,065	1,053
Other non-current liabilities	862	1,022
Non-current portion of lease obligations	487	424
Provisions	174	197
Non-current portion of deferred income from government grants	202	235
Total non-current liabilities	2,790	2,931
Total liabilities	5,158	5,975
Equity:
Ordinary shares, $0.02 par value, 555,888,455 and 552,912,823 shares issued and outstanding as of December 31, 2025 and 2024, respectively	11	11
Additional paid-in capital	24,220	24,014
Accumulated deficit	(12,381)	(13,266)
Accumulated other comprehensive income	78	17
Equity attributable to the shareholders of GLOBALFOUNDRIES Inc.	11,928	10,776
Non-controlling interests	55	48
Total equity	11,983	10,824
Total liabilities and equity	$ 17,141	$ 16,799